Exhibit 99.26

Client Name:
Client Project Name:	OBX 2019-EXP1
Start - End Dates:	7/4/2016 - 1/26/2018
Deal Loan Count:	119
Report Run Date:	3/25/2019 08:31 AM

Conditions Report 2.0

Loans in Report:	119
Loans with Conditions:	91

196 - Total Active Conditions
19 - Material Conditions
10 - Credit Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
3 - Category: DTI
1 - Category: Income/Employment
1 - Category: LTV/CLTV
1 - Category: Title
6 - Property Valuations Review Scope
2 - Category: Appraisal
4 - Category: Value
3 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
177 - Non-Material Conditions
82 - Credit Review Scope
5 - Category: Assets
11 - Category: Credit/Mtg History
5 - Category: DTI
4 - Category: Income/Employment
10 - Category: LTV/CLTV
47 - Category: Terms/Guidelines
16 - Property Valuations Review Scope
13 - Category: FEMA
3 - Category: Property
79 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Documentation
16 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
5 - Category: RESPA
2 - Category: Right of Rescission
44 - Category: TILA/RESPA Integrated Disclosure
224 - Total Satisfied Conditions

32 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
4 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
9 - Category: Income/Employment
1 - Category: Insurance
7 - Category: Legal Documents
77 - Property Valuations Review Scope
66 - Category: Appraisal
9 - Category: FEMA
2 - Category: Property
115 - Compliance Review Scope
9 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: RESPA
1 - Category: Right of Rescission
99 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

5 - Credit Review Scope
2 - Category: Credit/Mtg History
2 - Category: Income/Employment
1 - Category: LTV/CLTV
1 - Compliance Review Scope
1 - Category: Compliance Manual

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